Commitments and Contingencies (Detail Textuals 1) (USD $)	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments as twelve months ended June 30, 2013	$ 38,618
Future minimum lease payments as twelve months ended June 30, 2014	12,109
Future minimum lease payments as twelve months ended June 30, 2015	13,210
Future minimum lease payments as twelve months ended June 30, 2016	$ 1,101